STOCK CAPITAL (Details Textual) (Merger Agreement [Member], USD $)	1 Months Ended	6 Months Ended
	Jun. 26, 2013	Jun. 30, 2013
Merger Agreement [Member]
Class of Stock [Line Items]
Stockholders Equity Note, Changes in Capital Structure, Subsequent Changes to Number of Common Shares		40,000,000
Shares Issued, Price Per Share		$ 0.001
Stockholders Equity, Reverse Stock Split	7.5-for-1	7.5-for-1